Provisions for employees' benefits - Movement in profit and loss and in other comprehensive income (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss
Interest expense, net of return on plan assets	$ 1,382	$ 1,241	$ 1,088
Current service cost	179	208	115
Past service cost	110	217	107
Benefits plan costs recognized in profit or loss	1,671	1,666	1,310
Other comprehensive income
Recognized in other comprehensive income	4,235	1,682	(4,460)
Deferred tax	(1,880)	(374)	1,726
Other comprehensive income, net of taxes	2,355	1,308	(2,734)
Pension and bonds
Other comprehensive income
Recognized in other comprehensive income	3,035	259	(2,664)
Health
Other comprehensive income
Recognized in other comprehensive income	1,132	1,404	(1,714)
Other plans
Other comprehensive income
Recognized in other comprehensive income	$ 68	$ 19	$ (82)